Taxes (Details 2)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Net operating loss carryforwards
Allowance for credit losses	63,039	443,086	440,346
Less: valuation allowance
Deferred tax assets, net	$ 63,039	¥ 443,086	¥ 440,346